Restatement of Previously Issued Financial statements	7 Months Ended
Dec. 31, 2020
Restatement Of Previously Issued Financial Statements [Abstract]
Restatement of Previously Issued Financial statements
NOTE 2. RESTATEMENT OF PREVIOUSLY ISSUED FINANCIAL STATEMENTS
The Company concluded it should restate its previously issued financial statements by amending Amendment No. 1 to its Annual Report on Form 10-K/A, filed with the SEC on May 21, 2021, to classify all Class A ordinary shares subject to possible redemption in temporary equity. In accordance with the guidance on redeemable equity instruments, ASC 480, paragraph 10-S99, redemption provisions not solely within the control of the Company require shares subject to redemption to be classified outside of permanent equity. The Company had previously classified a portion of its Class A ordinary shares in permanent equity, or total stockholders’ equity. Although the Company did not specify a maximum redemption threshold, its charter currently provides that, the Company will not redeem its public shares in an amount that would cause its net tangible assets to be less than $5,000,001. Previously, the Company did not consider redeemable stock classified as temporary equity as part of net tangible assets. Effective with these financial statements, the Company revised this interpretation to include temporary equity in net tangible assets. Also, in connection with the change in presentation for the Class A ordinary shares subject to possible redemption, the Company restated its earnings per share calculation to allocate income and losses shared pro rata between the two classes of shares. This presentation contemplates a Business Combination as the most likely outcome, in which case, both classes of shares share pro rata in the income and losses of the Company. As a result, the Company restated its previously filed financial statements to present all redeemable Class A ordinary shares as temporary equity and to recognize accretion from the initial book value to rede
m
ption value at the time of its Initial Public Offering and in accordance with ASC 480 and restated earnings per share. The Company’s previously filed financial statements that contained the error were initially reported in the Company’s Form 8-K filed with the SEC on August 21, 2020 (the “Post-IPO Balance Sheet”), the Company’s Form 10-Q for the quarterly period ended September 30, 2020, and the Company’s Annual Report on 10-K for the annual period ended December 31, 2020, which were previously restated in the Company’s Amendment No. 1 to its Form 10-K as filed with the SEC on May 21, 2021, as well as the Form 10-Qs for the quarterly periods ended. March 31, 2021, June 30, 2021 and September 30, 2021 (the “Affected Periods”). These financial statements restate the Company’s previously issued audited and unaudited financial statements covering the periods through December 31, 2020. The quarterly periods ended March 31, 2021, June 30, 2021 and September 30, 2021, will be restated with an amendment to the Company’s Form 10-Q for the quarterly period ended September 30, 2021.
Going Concern
The Company has incurred and expects to incur additional significant costs in pursuit of its financing and acquisition plans including the proposed business combination. In connection with management’s assessment of going concern considerations in accordance with FASB ASC Topic 20540, “Presentation of Financial Statements-Going Concern,” management has determined that these considerations taken together with the mandatory liquidation and subsequent dissolution raise substantial doubt about our ability to continue as a going concern. No adjustments have been made to the carrying amounts of assets or liabilities should the Company be required to liquidate after August 17, 2022. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.
Impact of the Restatement
The increase in the carrying value of the redeemable Class A ordinary shares classified as temporary equity, rather than permanent equity, in the IPO Balance Sheet of
$66.2
million resulted in a decrease of approximately
$6.7 million in additional paid-in capital and an increase of approximately $59.5 million to accumulated deficit, as well as a reclassification of 6,615,680 shares of Class A ordi
n
ary shares from permanent equity to temporary equity as presented below.

As of August 17, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated

Class A ordinary shares subject to possible redemption	$508,843,200	$66,156,800	$575,000,000
Class A ordinary shares	$662	$(662)	$—
Class B ordinary shares	$1,438	$—	$1,438
Additional paid-in capital	$6,699,125	$(6,699,125)	$—
Accumulated deficit	$(1,701,221)	$(59,457,013)	$(61,158,234)

Total shareholders’ equity (deficit)	$5,000,004	$(66,156,800)	$(61,156,796)

The impact of the restatement on the audited balance sheet as of December 31, 2020 is presented below:

As of December 31, 2020	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated

Class A ordinary sharessubject to possible redemption	$485,439,440	$89,560,560	$575,000,000
Class A ordinary shares	$896	$(896)	$—
Class B ordinary shares	$1,438	$—	$1,438
Additional paid-in capital	$30,092,651	$(30,092,651)	$—
Accumulated deficit	$(25,094,982)	$(59,467,013)	$(84,561,995)

Total shareholders’ equity (deficit)	$5,000,003	$(89,560,560)	$(84,560,557)

The Company’s statement of shareholders’ equity has been restated to reflect the changes to the impacted shareholders’ equity accounts described above. The Company’s statement of operations has been restated to reflect the changes to the impacted earnings per share data as presented below.

	Earnings Per Share
	As Reported As Previously Restated in 10-K/A Amendment No. 1	Adjustment	As Restated
For the Period From June 10, 2020 (Inception) Through December 31, 2020
Net loss	$(25,094,982)	$—	$(25,094,982)
Weighted average shares outstanding - Class A ordinary shares	57,500,000	(19,073,171)	38,426,829
Basic and diluted earnings per share - Class A ordinary shares	$—	$—	$(0.48)
Weighted average shares outstanding - Class B ordinary shares	13,753,049	—	13,753,049
Basic and diluted earnings per share - Class B ordinary shares	$(1.85)	$1.37	$(0.48)
The impact of the restatement to the previously reported as restated statement of cash flows for the period ended December 31, 2020, is presented below:

For the Period From June 10, 2020 (Inception) Through December 31, 2020
	As Reported As Previously Restated in 10-K/A Amendment	Adjustment	As Restated

Value of Class A ordinary shares subject to possible redemption	$508,843,200	$(508,843,200)	$—
Change in value of Class A ordinary shares subject to possible redemption	$(23,403,760)	$23,403,760	$—
See Note 11 — Quarterly Financial Information where unaudited interim periods are presented as restated.